SIIT INTERNATIONAL EQUITY FUND (Prospectus Summary) | SIIT INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY FUND
Investment Goal
Capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIIT INTERNATIONAL EQUITY FUND SIIT INTERNATIONAL EQUITY FUND - CLASS A
Management Fees		0.51%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SIIT INTERNATIONAL EQUITY FUND SIIT INTERNATIONAL EQUITY FUND - CLASS A	65	205	357	798

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 107%

of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the International Equity Fund will invest at least

80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks,

preferred stocks, warrants and depositary receipts. The Fund will invest primarily in equity securities of issuers of all capitalization ranges that are located in at least three countries other than the U.S. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. The Fund's benchmark is the

Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East

(EAFE) Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Fund may invest in futures contracts and forward contracts (also called

"forwards") for hedging purposes, including to seek to manage the Fund's currency exposure to foreign securities and mitigate the Fund's overall risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase shares directly.

Principal Risks
Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts - Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk - The Fund's use of futures and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

The Fund's use of over-the-counter forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.

Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal,

regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk - The risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk - The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.49% (06/30/09)

Worst Quarter: -25.27% (09/30/08)

The Fund's total return from January 1, 2011 to June 30, 2011 was 4.49%.

Average Annual Total Returns (for the periods ended December 31, 2010)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.

Average Annual Total Returns SIIT INTERNATIONAL EQUITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT INTERNATIONAL EQUITY FUND - CLASS A	Return Before Taxes	11.23%	(0.28%)	1.89%	3.77%	Jun. 14, 1996
SIIT INTERNATIONAL EQUITY FUND - CLASS A After Taxes on Distributions	Return After Taxes on Distributions	10.22%	(2.31%)	0.66%	2.50%	Jun. 14, 1996
SIIT INTERNATIONAL EQUITY FUND - CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.80%	(0.55%)	1.41%	2.92%	Jun. 14, 1996
Morgan Stanley Capital International (MSCI) EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%	4.55%	Jun. 14, 1996	[1]
[1]	Index returns are shown from June 30, 1996.